UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04813

Dreyfus Investment Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	09/30/18

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus/Standish Global Fixed Income Fund

FORM N-Q

Item 1.             Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus/Standish Global Fixed Income Fund
September 30, 2018 (Unaudited)

		Coupon	Maturity	Principal
Description	Rate(%)		Date	Amount($)[a]		Value($)
Bonds and Notes - 98.3%
Argentina - 1.2%
Argentine Government,
Bonds, Ser. POM, Argentine 7-Day
Reference Rate	ARS	42.82	6/21/20	95,945,000	[b,c]	2,766,971
Argentine Government,
Sr. Unscd. Bonds	EUR	5.25	1/15/28	6,625,000		6,175,026
Argentine Government,
Sr. Unscd. Bonds		6.88	1/26/27	15,025,000		12,808,812
Argentine Government,
Sr. Unscd. Notes	ARS	5.83	12/31/33	141,150,581	[d]	3,733,682
Argentine Government,
Unscd. Bonds	ARS	3.75	2/8/19	321,787,975	[c,d]	7,735,772
Buenos Aires Province,
Sr. Unscd. Notes		9.13	3/16/24	6,800,000	[c,e]	6,296,120
Buenos Aires Province,
Unscd. Bonds, 3 Month BADLAR+
3.83%	ARS	45.78	5/31/22	114,000,000	[b]	2,463,070
						41,979,453
Australia - .6%
Australian Government,
Sr. Unscd. Bonds, Ser.146	AUD	1.75	11/21/20	27,095,000		19,471,554
Driver Australia Four Trust,
Ser. 4, Cl. A, 1 Month LIBOR + .95%	AUD	2.81	8/21/25	895,116	[b]	646,668
Driver Australia Three Trust,
Ser. 3, Cl. A, 1 Month LIBOR + 1.70%	AUD	3.56	5/21/24	2,440,738	[b]	1,776,617
						21,894,839
Belgium - .8%
Belgium Government,
Unscd. Bonds, Ser.74	EUR	0.80	6/22/25	22,900,000	[e]	27,305,311
Brazil - .7%
Brazilian Government,
Notes, Ser. F	BRL	10.00	1/1/27	89,000,000		20,219,690
Natura Cosmeticos,
Sr. Unscd. Notes		5.38	2/1/23	4,285,000	[e]	4,167,162
						24,386,852
Canada - 4.4%
BMW Canada Auto Trust,
Ser.2016-1, Cl. A3	CAD	1.87	4/20/21	8,025,000		6,206,087
BMW Canada Auto Trust,
Ser. 2017-1, Cl. A2	CAD	1.68	5/20/20	2,350,000		1,812,756
BMW Canada Auto Trust,
Ser. 2017-1A, Cl. A2	CAD	1.68	5/20/20	12,350,000	[e]	9,526,610

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate(%)		Date	Amount($)[a]		Value($)
Bonds and Notes - 98.3% (continued)
Canada - 4.4% (continued)
BMW Canada Auto Trust,
Ser. 2018-1A, Cl. A3	CAD	2.82	4/20/23	12,550,000	[e]	9,673,503
Canadian Government,
Bonds	CAD	0.50	12/1/50	16,214,960	[d]	12,014,122
Canadian Government,
Bonds	CAD	0.75	9/1/20	10,660,000		8,028,115
Canadian Government,
Bonds	CAD	3.50	12/1/45	18,360,000		17,225,266
Canadian Pacer Auto Receivables Trust,
Ser. 2017-1A, Cl. A4		2.29	1/19/22	6,275,000	[e]	6,177,174
Cenovus Energy,
Notes		4.25	4/15/27	6,100,000	[c]	5,904,650
CNH Capital Canada Receivables Trust,
Ser.2015-1,Cl. A2	CAD	1.35	3/15/21	1,368,202		1,059,033
CNH Capital Canada Receivables Trust,
Ser. 2017-1A, Cl. A2	CAD	1.71	5/15/23	8,517,711	[e]	6,523,090
Export Development Canada,
Sr. Unscd. Notes	CAD	1.80	9/1/22	12,700,000		9,577,824
Ford Auto Securitization Trust,
Ser. 2015-R4, Cl. A3	CAD	2.00	11/15/20	7,673,694		5,930,485
Ford Auto Securitization Trust,
Ser. 2017-R2, Cl. A2	CAD	1.42	4/15/21	8,737,779		6,724,096
Ford Auto Securitization Trust,
Ser. 2017-R5A, Cl. A3	CAD	2.38	3/15/23	8,800,000	[e]	6,713,726
Ford Auto Securitization Trust,
Ser. 2018-AA, Cl. A3	CAD	2.71	9/15/23	8,175,000	[e]	6,275,823
Ford Auto Securitization Trust,
Ser. 2018-BA, Cl. A3	CAD	2.84	1/15/24	10,425,000	[e]	8,012,879
GMF Canada Leasing Trust,
Ser. 16-1A, Cl. A3	CAD	1.83	6/21/21	1,275,589	[e]	987,407
GMF Canada Leasing Trust,
Ser. 17-1A , Cl. A3	CAD	2.47	9/20/22	6,275,000	[e]	4,836,703
Golden Credit Card Trust,
Ser.2018-4A, Cl. A		3.44	10/15/25	8,500,000	[e]	8,496,505
MBARC Credit Canada,
Ser. 2016-A, Cl. A2	CAD	1.53	6/17/19	102,719		79,514
MBARC Credit Canada,
Ser. 2016-AA, Cl. A2	CAD	1.53	6/17/19	85,794	[e]	66,413
MBARC Credit Canada,
Ser. 2016-AA. Cl. A3	CAD	1.72	7/15/21	3,350,000	[e]	2,592,181
MBARC Credit Canada,
Ser. 2018-AA, Cl. A3	CAD	2.79	1/17/23	9,025,000	[e]	6,969,439
Teck Resources,
Gtd. Notes		6.25	7/15/41	1,870,000		1,972,850
						153,386,251

		Coupon	Maturity	Principal
Description	Rate(%)		Date	Amount($)[a]		Value($)
Bonds and Notes - 98.3% (continued)
Cayman Islands - .3%
CK Hutchison Europe Finance 18,
Gtd. Bonds	EUR	1.25	4/13/25	2,045,000		2,342,526
Sands China,
Sr. Unscd. Notes		4.60	8/8/23	8,900,000	[e]	8,919,793
						11,262,319
Chile - .4%
Chilean Government,
Bonds	CLP	4.50	3/1/21	8,890,000,000		13,729,193
Colombia - .2%
Ecopetrol,
Sr. Unscd. Notes		5.88	5/28/45	6,795,000		6,745,736
Cyprus - .3%
Cyprus Government,
Sr. Unscd. Notes	EUR	4.25	11/4/25	7,550,000		10,318,812
France - 2.6%
AXA,
Sub. Notes	EUR	5.25	4/16/40	3,500,000		4,347,827
Credit Agricole,
Sub. Bonds	EUR	2.63	3/17/27	6,525,000		7,840,279
French Government,
Bonds	EUR	0.75	5/25/28	12,650,000		14,692,570
French Government,
Unscd. Bonds	EUR	2.00	5/25/48	49,550,000	[e]	62,124,721
						89,005,397
Germany - .7%
Allianz,
Jr. Sub. Bonds	EUR	3.38	9/29/49	3,100,000		3,811,158
Allianz,
Sub. Notes	EUR	5.63	10/17/42	4,300,000		5,839,490
KFW,
Govt. Gtd. Notes	AUD	4.00	1/16/19	18,050,000		13,117,285
						22,767,933
Ghana - .5%
Ghanaian Government,
Sr. Unscd. Bonds		8.13	1/18/26	4,325,000		4,509,626
Ghanaian Government,
Sr. Unscd. Notes		7.63	5/16/29	12,295,000	[e]	12,352,885
						16,862,511
Greece - .7%
Greek Government,
Bonds	EUR	3.90	1/30/33	22,825,000		24,276,608
Hungary - .1%
Hungarian Government,
Bonds	EUR	1.75	10/10/27	3,750,000		4,428,116

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate(%)		Date	Amount($)[a]		Value($)
Bonds and Notes - 98.3% (continued)
Indonesia - .3%
Indonesian Government,
Sr. Unscd. Notes		4.35	1/11/48	9,500,000	[c]	8,712,611
Ireland - .3%
AerCap Ireland Capital,
Gtd.Notes		4.50	5/15/21	4,550,000		4,623,132
AerCap Ireland Capital,
Gtd.Notes		5.00	10/1/21	2,000,000		2,058,516
Irish Government,
Unscd. Bonds	EUR	2.00	2/18/45	2,150,000		2,615,326
						9,296,974
Israel - .1%
Israeli Government,
Bonds, Ser. 327	ILS	2.00	3/31/27	12,975,000		3,569,338
Italy - 4.3%
Intesa Sanpaolo,
Gtd.Notes		3.88	1/15/19	15,308,000		15,322,627
Intesa Sanpaolo,
Sr. Unscd. Notes	EUR	3.00	1/28/19	1,075,000		1,259,658
Italian Government,
Bonds	EUR	0.95	3/15/23	121,000,000		133,018,758
						149,601,043
Ivory Coast - .5%
Ivory Coast Government,
Sr. Unscd. Bonds	EUR	5.13	6/15/25	1,600,000	[e]	1,876,563
Ivory Coast Government,
Sr. Unscd. Bonds	EUR	5.25	3/22/30	13,600,000	[e]	15,062,901
						16,939,464
Japan - 18.0%
Development Bank of Japan,
Govt. Gtd. Bonds	JPY	1.70	9/20/22	325,000,000		3,047,134
Development Bank of Japan,
Sr.Unscd. Notes		3.13	9/6/23	10,560,000	[e]	10,444,210
Japanese Government,
Sr. Unscd. Bonds, Ser. 118	JPY	0.20	6/20/19	3,147,850,000		27,769,789
Japanese Government,
Sr. Unscd. Bonds, Ser. 128	JPY	0.10	6/20/21	15,474,750,000		136,933,832
Japanese Government,
Sr. Unscd. Bonds, Ser. 156	JPY	0.40	3/20/36	7,625,650,000		65,655,155
Japanese Government,
Sr. Unscd. Bonds, Ser. 19	JPY	0.10	9/10/24	6,159,888,000	[d]	56,139,447
Japanese Government,
Sr. Unscd. Bonds, Ser. 20	JPY	0.10	3/10/25	6,238,344,300	[d]	56,991,739
Japanese Government,
Sr. Unscd. Bonds, Ser. 21	JPY	0.10	3/10/26	3,599,300,810	[d]	32,977,224
Japanese Government,
Sr. Unscd. Bonds, Ser. 22	JPY	0.10	3/10/27	6,701,972,346	[d]	61,522,242

		Coupon	Maturity	Principal
Description	Rate(%)		Date	Amount($)[a]		Value($)
Bonds and Notes - 98.3% (continued)
Japan - 18.0% (continued)
Japanese Government,
Sr. Unscd. Bonds, Ser. 307	JPY	1.30	3/20/20	3,206,400,000		28,806,070
Japanese Government,
Sr. Unscd. Bonds ,Ser .348	JPY	0.10	9/20/27	8,158,150,000		71,875,082
Japanese Government,
Sr.Unscd.Bonds, Ser. 44	JPY	1.70	9/20/44	1,013,000,000		10,773,989
Japanese Government,
Sr. Unscd. Bonds, Ser .59	JPY	0.70	6/20/48	4,285,000,000		35,935,620
OSCARUS Funding Trust,
Ser.2017-1A,Cl. A2A		2.30	5/11/20	886,888	[e]	887,766
OSCARUS Funding Trust,
Ser.2017-1A, Cl. A4		3.30	5/10/24	3,560,000	[e]	3,554,325
OSCARUS Funding Trust VII,
Ser.2017-2A, Cl. A3		2.45	12/10/21	2,330,000	[e]	2,300,234
OSCARUS Funding Trust V II,
Ser. 2017-2A, Cl. A4		2.76	12/10/24	8,430,000	[e]	8,264,157
OSCARUS Funding Trust VIII,
Ser.2018-1A, Cl. A4		3.50	5/12/25	10,400,000	[e]	10,394,644
						624,272,659
Kenya - .4%
Kenyan Government,
Sr. Unscd. Notes		7.25	2/28/28	14,750,000	[e]	14,400,720
Luxembourg - .4%
Altice Financing,
Sr. Scd. Bonds		7.50	5/15/26	1,775,000	[e]	1,735,062
E-Carat,
Ser.16-1, Cl. A, 1 Month EURIBOR +
.45% @ Floor	EUR	0.08	10/18/24	3,513,893	[b]	4,088,284
Gaz Capital,
Sr. Unscd. Bonds	EUR	2.50	3/21/26	7,850,000		8,897,980
						14,721,326
Mexico - 3.8%
Mexican Government,
Sr. Unscd. Bonds, Ser.M	MXN	8.00	12/7/23	2,257,675,000		121,911,313
Mexican Government,
Sr. Unscd. Notes		4.75	3/8/44	9,200,000		8,813,600
						130,724,913
Morocco - .3%
OCP Group,
Sr. Unscd. Notes		6.88	4/25/44	7,975,000		8,569,010
Netherlands - 3.1%
ABNAMRO Bank,
Sub. Notes	EUR	2.88	1/18/28	3,700,000		4,556,929
ABNAMRO Bank,
Sub. Notes		4.75	7/28/25	9,350,000	[e]	9,392,000
Global drive Auto Receivables,
Ser. 16-A, Cl. A	EUR	0.00	1/20/24	1,649,838	[f]	1,918,261

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate(%)		Date	Amount($)[a]		Value($)
Bonds and Notes - 98.3% (continued)
Netherlands - 3.1% (continued)
Globaldrive Auto Receivables,
Ser.16-B, Cl.A,1 Month EURIBOR +
.50% @ Floor	EUR	0.13	8/20/24	7,132,042	[b]	8,310,145
GTH Finance,
Gtd. Notes		6.25	4/26/20	3,400,000		3,459,425
Iberdrola International,
Gtd.Notes	EUR	1.13	1/27/23	1,400,000		1,666,713
ING Groep,
Sub. Notes	EUR	3.00	4/11/28	2,500,000		3,063,274
Lukoil International Finance,
Gtd. Notes		4.56	4/24/23	11,415,000		11,361,806
Mylan,
Gtd.Notes		2.50	6/7/19	3,369,000		3,357,279
Petrobras Global Finance,
Gtd. Notes		5.30	1/27/25	6,400,000	[c]	5,993,600
Petrobras Global Finance,
Gtd. Notes		7.25	3/17/44	11,450,000		10,884,656
Rabo bank Nederland,
Sub. Bonds	EUR	2.50	5/26/26	6,180,000		7,484,357
Schaeffler Finance,
Sr. Scd. Notes		4.75	5/15/23	3,375,000	[e]	3,408,750
Shell International Finance,
Gtd.Notes		3.75	9/12/46	9,350,000		8,799,793
Teva Pharmaceutical Finance
Netherlands II,
Gtd. Notes	EUR	3.25	4/15/22	4,320,000		5,234,813
Vonovia Finance,
Gtd. Notes	EUR	1.63	12/15/20	9,000,000		10,802,641
WPC,
Gtd. Bonds	EUR	2.25	7/19/24	6,100,000		7,316,719
						107,011,161
New Zealand - 2.6%
New Zealand Government,
Sr. Unscd. Bonds, Ser. 0925	NZD	2.06	9/20/25	121,358,000	[d]	91,044,828
Nigeria - .2%
Nigerian Government,
Sr. Unscd. Notes		6.50	11/28/27	4,100,000	[e]	3,959,267
Nigerian Government,
Sr. Unscd. Notes		7.14	2/23/30	4,615,000	[e]	4,522,008
						8,481,275
Norway - .2%
Norwegian Government,
Bonds, Ser. 474	NOK	3.75	5/25/21	61,700,000	[e]	8,073,783
Qatar - .5%
Qatari Government,
Sr. Unscd. Notes		5.10	4/23/48	17,050,000		17,767,788

		Coupon	Maturity	Principal
Description	Rate(%)		Date	Amount($)[a]		Value($)
Bonds and Notes - 98.3% (continued)
Romania - .5%
Romanian Government,
Sr. Unscd. Notes	EUR	2.50	2/8/30	15,350,000	[e]	17,003,191
Russia - 1.3%
RussianGovernment,
Bonds, Ser. 6212	RUB	7.05	1/19/28	2,219,000,000		31,038,581
Russian Government,
Bonds, Ser. 6215	RUB	7.00	8/16/23	996,225,000		14,608,705
						45,647,286
Saudi Arabia - .3%
Saudi Arabian Government,
Sr.Unscd. Notes		4.63	10/4/47	8,850,000		8,550,383
Senegal - .5%
SenegaleseGovernment,
Sr. Unscd. Bonds	EUR	4.75	3/13/28	7,200,000	[e]	8,115,461
Senegalese Government,
Sr. Unscd. Bonds	EUR	4.75	3/13/28	8,075,000		9,101,715
						17,217,176
Spain - 2.4%
BBVA Subordinated Capital,
Gtd. Notes	EUR	3.50	4/11/24	10,000,000		11,777,749
Driver Espana Three,
Ser. 3, Cl. A, 1 Month EURIBOR + 1.05%
@Floor	EUR	0.68	12/21/26	1,844,710	[b]	2,152,880
Spanish Government,
Sr. Unscd. Bonds	EUR	2.90	10/31/46	48,735,000	[e]	61,043,082
Telefonica Emisiones,
Gtd.Notes	EUR	1.53	1/17/25	5,300,000	[c]	6,232,909
						81,206,620
Supranational - 3.4%
Arab Petroleum Investments,
Sr. Unscd. Notes		4.13	9/18/23	9,760,000	[e]	9,820,268
Asian Development Bank,
Sr. Unscd. Notes	NZD	3.50	5/30/24	12,575,000		8,604,579
European Investment Bank,
Sr. Unscd. Bonds	CAD	1.25	11/5/20	15,050,000	[e]	11,382,608
European Investment Bank,
Sr. Unscd. Notes	CAD	1.13	9/16/21	8,500,000	[e]	6,326,444
European Investment Bank,
Sr. Unscd. Notes	AUD	2.70	1/12/23	17,225,000		12,470,478
International Bank for Reconstruction &
Development,
Sr. Unscd. Notes		1.88	4/21/20	4,500,000	[c]	4,434,052
International Bank for Reconstruction &
Development,
Sr. Unscd. Notes	NZD	3.50	1/22/21	50,675,000		34,510,859
International Finance Corporation,
Sr. Unscd. Notes	INR	6.30	11/25/24	328,130,000		4,252,925

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate(%)		Date	Amount($)[a]		Value($)
Bonds and Notes - 98.3% (continued)
Supranational - 3.4% (continued)
Nordic Investment Bank,
Sr. Unscd. Notes	NOK	1.38	7/15/20	215,000,000		26,447,239
West African Development Bank,
Sr. Unscd. Notes		5.00	7/27/27	895,000		866,360
						119,115,812
Switzerland - .3%
Credit Suisse Group,
Sr. Unscd. Notes		4.28	1/9/28	8,725,000	[e]	8,490,625
Thailand - .2%
Thai Government,
Sr. Unscd. Bonds	THB	2.13	12/17/26	257,000,000		7,647,093
Ukraine - .5%
Ukrainian Government,
Sr. Unscd. Notes		0.00	5/31/40	7,250,000	[f]	3,843,515
Ukrainian Government,
Sr. Unscd. Notes		7.38	9/25/32	14,975,000	[e]	13,063,591
						16,907,106
United Arab Emirates - .5%
Abu Dhabi Crude Oil Pipeline,
Sr.Scd.Bonds		4.60	11/2/47	9,150,000	[e]	8,943,713
DP World,
Sr. Unscd. Notes		6.85	7/2/37	7,200,000		8,275,176
						17,218,889
United Kingdom - 5.6%
Anglo American Capital,
Gtd.Notes		4.50	3/15/28	1,875,000	[e]	1,802,005
Barclays,
Jr. Sub. Bonds		7.88	12/29/49	2,675,000		2,772,044
Barclays,
Sr. Unscd. Notes		4.97	5/16/29	8,125,000		8,033,009
BAT International Finance,
Gtd. Notes	EUR	2.25	1/16/30	6,900,000		7,829,734
HSBC Holdings,
Sub. Notes		4.38	11/23/26	5,800,000		5,707,314
INEOS Finance,
Sr. Scd. Bonds	EUR	2.13	11/15/25	1,575,000	[e]	1,785,059
Lloyds Banking Group,
Sr. Unscd. Notes		3.10	7/6/21	4,000,000		3,944,601
Lloyds Banking Group,
Sr. Unscd. Notes		3.75	1/11/27	8,500,000		7,999,296
Royal Bank of Scotland Group,
Sr. Unscd. Notes		3.88	9/12/23	28,725,000		27,940,367
Santander UK Group Holdings,
Sr. Unscd. Notes		3.57	1/10/23	6,525,000		6,344,328
United Kingdom Gilt,
Bonds	GBP	1.50	7/22/47	52,355,000		61,988,290

		Coupon	Maturity	Principal
Description	Rate(%)		Date	Amount($)[a]		Value($)
Bonds and Notes - 98.3% (continued)
United Kingdom - 5.6% (continued)
United Kingdom Gilt,
Unscd. Bonds	GBP	3.25	1/22/44	35,550,000		58,456,778
						194,602,825
United States - 33.9%
21st Century Fox America,
Gtd. Notes		3.70	10/15/25	2,600,000		2,583,953
Abbott Laboratories,
Sr. Unscd. Notes		3.75	11/30/26	2,850,000		2,845,966
Abbott Laboratories,
Sr. Unscd. Notes		4.90	11/30/46	10,800,000		11,759,141
AbbVie,
Sr. Unscd. Bonds	EUR	1.38	5/17/24	8,250,000		9,738,942
AEP Transmission,
Sr. Unscd. Notes		3.10	12/1/26	3,680,000		3,502,399
Amazon.com,
Sr. Unscd. Notes		3.15	8/22/27	11,875,000		11,394,210
American Homes 4 Rent Trust,
Ser.2014-SFR3, Cl.A		3.68	12/17/36	4,218,598	[e]	4,204,214
American International Group,
Sr. Unscd. Notes		4.20	4/1/28	5,800,000		5,746,784
Americredit Automobile Receivables
Trust,
Ser. 2016-4, Cl.D		2.74	12/8/22	3,300,000		3,243,250
Americredit Automobile Receivables
Trust,
Ser.2018-1,Cl.C		3.50	1/18/24	8,375,000		8,348,589
Americredit Automobile Receivables
Trust,
Ser.2018-1,Cl.D		3.82	3/18/24	8,400,000		8,391,634
Ameri Credit Automobile Receivables
Trust,
Ser.2017-4,Cl.B		2.36	12/19/22	12,025,000		11,788,127
Amgen,
Sr. Unscd. Notes		4.40	5/1/45	2,825,000		2,740,872
Andeavor Logistics,
Gtd.Notes		3.50	12/1/22	2,175,000		2,143,214
Anheuser-BuschInBev Worldwide,
Gtd. Notes		4.00	4/13/28	13,400,000		13,226,702
Apple,
Sr. Unscd. Notes		3.25	2/23/26	8,895,000		8,698,444
Aventura Mall Trust,
Ser. 2013-AVM, Cl.A		3.87	12/5/32	2,305,000	[e]	2,336,964
BANK,
Ser. 2018-BN13,Cl.A5		4.22	8/1/61	3,300,000		3,407,346
Bank of America,
Sr. Unscd. Notes		3.37	1/23/26	16,375,000		15,754,252
Bank of America,
Sr. Unscd. Notes		3.97	3/5/29	8,900,000		8,692,103

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate(%)	Date	Amount($)[a]		Value($)
Bonds and Notes - 98.3% (continued)
United States - 33.9% (continued)
Barclays Commercial Mortgage Securities
Trust,
Ser.2013-TYSN,Cl.A2	3.76	9/5/32	1,245,000	[e]	1,256,100
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2005-PWR10, Cl.AJ	5.78	12/11/40	208,399		220,487
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-PWR18, Cl.AJ	6.58	6/11/50	75,982		75,922
Branch Banking & Trust,
Sub. Bonds	3.80	10/30/26	10,890,000		10,762,414
Branch Banking & Trust,
Sub. Notes	3.63	9/16/25	7,850,000		7,723,240
Capital Auto Receivables Asset Trust,
Ser. 2014-3, Cl. D	3.14	2/20/20	1,182,387		1,182,612
Capital Auto Receivables Asset Trust,
Ser. 2015-2, Cl. B	2.29	5/20/20	6,000,000		5,994,769
Capital Auto Receivables Asset Trust,
Ser. 2015-2, Cl. D	3.16	11/20/20	7,275,000		7,286,614
Capital One Financial,
Sub. Notes	3.75	7/28/26	15,000,000		14,013,058
CarMax Auto Owner Trust,
Ser. 2014-4, Cl. D	3.04	5/17/21	2,625,000		2,624,919
CarMax Auto Owner Trust,
Ser. 2015-2, Cl. D	3.04	11/15/21	1,000,000		997,900
Car Max Auto Owner Trust,
Ser.2018-1,Cl.D	3.37	7/15/24	1,360,000		1,334,588
CCO Holdings,
Sr. Unscd. Notes	5.88	4/1/24	1,710,000	[e]	1,750,612
Charter Communications Operating,
Sr. Scd. Notes	5.38	5/1/47	3,400,000		3,252,636
Charter Communications Operating,
Sr. Scd. Notes	5.75	4/1/48	5,525,000	[c]	5,541,131
Cheniere Energy Partners,
Sr. Scd. Notes	5.25	10/1/25	3,935,000		3,944,837
Chrysler Capital Auto Receivables Trust,
Ser. 2015-AA, Cl. D	3.15	1/18/22	3,100,000	[e]	3,106,057
Chrysler Capital Auto Receivables Trust,
Ser. 2015-BA, Cl. C	3.26	4/15/21	3,500,000	[e]	3,505,066
Citigroup,
Sr. Unscd. Notes	4.65	7/30/45	7,920,000		7,992,266
Citigroup,
Sub. Bonds	4.40	6/10/25	5,870,000		5,862,150
Citizens Bank,
Sr. Unscd. Notes	2.25	3/2/20	7,775,000		7,673,049
CLUB Credit Trust,
Ser. 2017-P1, Cl. A	2.42	9/15/23	2,677,403	[e]	2,670,687

	Coupon		Maturity	Principal
Description	Rate(%)		Date	Amount($)[a]		Value($)
Bonds and Notes - 98.3% (continued)
United States - 33.9% (continued)
CNHE Equipment Trust,
Ser. 2018-A, Cl. A4	3.30		4/15/25	4,200,000		4,200,680
Cobalt CMBS Commercial Mortgage Trust,
Ser.2007-C3, Cl. AJ	6.02		5/15/46	2,216,422		2,258,379
Colony American Homes,
Ser.2015-1A, Cl.D, 1 Month LIBOR +
2.15%	4.31		7/17/32	2,225,000	[b,e]	2,225,382
Colony Starwood Homes Trust,
Ser.2016-2A ,Cl.A, 1 Month LIBOR +
1.25%	3.41		12/17/23	12,243,085	[b,e]	12,276,403
Commercial Mortgage Trust,
Ser. 2006-C8, Cl. AJ	5.38		12/10/46	288,127		290,239
Commercial Mortgage Trust,
Ser. 2013-WWP, Cl. B	3.73		3/10/31	1,225,000	[e]	1,248,072
Commercial Mortgage Trust,
Ser. 2014-CR16, Cl. A3	3.78		4/1/47	9,000,000		9,111,669
Commercial Mortgage Trust,
Ser. 2017-DLTA, Cl. A	3.01		8/13/32	11,050,000	[e]	11,074,069
Concho Resources,
Gtd.Notes	3.75		10/1/27	3,750,000		3,584,345
Concho Resources,
Gtd.Notes	4.88		10/1/47	1,100,000		1,115,508
Corning,
Sr. Unscd.Notes	4.38		11/15/57	6,350,000		5,575,310
Cox Communications,
Sr. Unscd. Notes	3.35		9/15/26	3,250,000	[e]	3,022,618
Crown Castle International,
Sr. Unscd. Notes	3.15		7/15/23	3,150,000		3,038,328
CVS Health,
Sr. Unscd. Notes	4.30		3/25/28	10,200,000		10,118,814
Daimler Finance North America,
Gtd.Notes	1.50		7/5/19	8,225,000	[e]	8,145,363
Dell Equipment Finance Trust,
Ser. 2017-2, Cl. B	2.47		10/24/22	2,525,000	[e]	2,488,251
Diamond 1 Finance,
Sr. Scd. Notes	6.02		6/15/26	7,750,000	[e]	8,265,754
Digital Euro Finco,
Gtd. Bonds	EUR	2.63	4/15/24	5,814,000	[c]	7,148,966
Dollar Tree,
Sr. Unscd. Notes	4.20		5/15/28	2,050,000		1,993,924
Drive AutoReceivables Trust,
Ser. 2015-AA ,Cl. C	3.06		5/17/21	729,401	[e]	729,889
Drive Auto Receivables Trust,
Ser. 2016-CA, Cl. C	3.02		11/15/21	7,850,000	[e]	7,855,363
Drive Auto Receivables Trust,
Ser. 2016-CA, Cl. D	4.18		3/15/24	8,000,000	[e]	8,083,402
Drive Auto Receivables Trust,
Ser. 2017-3, Cl. C	2.80		7/15/22	6,575,000		6,559,034

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate(%)	Date	Amount($)[a]		Value($)
Bonds and Notes - 98.3% (continued)
United States - 33.9% (continued)
Drive Auto Receivables Trust,
Ser. 2018-1,Cl. C	3.22	3/15/23	16,200,000		16,160,626
Drive Auto Receivables Trust,
Ser. 2018-2,Cl. C	3.63	8/15/24	8,950,000		8,976,832
DT Auto Owner Trust,
Ser. 2014-3A, Cl. D	4.47	11/15/21	1,364,822	[e]	1,367,841
DT Auto Owner Trust,
Ser. 2016-1A, Cl. C	3.54	10/15/21	172,943	[e]	173,091
DT Auto Owner Trust,
Ser.2018-1A,Cl.B	3.04	1/18/22	8,300,000	[e]	8,283,172
DT Auto Owner Trust,
Ser. 2018-2A, Cl. C	3.67	3/15/24	8,925,000	[e]	8,933,207
Duke Energy,
Sr. Unscd. Notes	2.65	9/1/26	2,800,000		2,534,731
Duke Energy,
Sr. Unscd. Notes	3.75	9/1/46	5,375,000		4,735,500
Energy Transfer Partners,
Jr.Sub. Notes, Ser. A	6.25	12/15/18	1,795,000		1,731,053
Energy Transfer Partners,
Sr. Unscd. Notes	4.20	4/15/27	2,050,000		1,982,726
Enterprise Fleet Financing,
Ser.2017-3, Cl. A2	2.13	5/20/23	7,081,621	[e]	7,020,631
EQT,
Sr. Unscd. Notes	3.00	10/1/22	2,290,000		2,221,154
EQT,
Sr. Unscd. Notes	3.90	10/1/27	11,800,000		11,072,351
Exeter Automobile Receivables Trust,
Ser.2018-	3.46	10/17/22	9,900,000	[e]	9,890,157
Exeter Automobile Receivables Trust,
Ser.2018-1A, Cl. B	2.75	4/15/22	8,075,000	[e]	8,026,393
Federal Home Loan Mortgage
Corporation ,
Multifamily Structured Pass Through
Certificates	3.37	7/25/25	6,365,000	[g]	6,299,721
First Data,
Scd. Notes	5.75	1/15/24	1,695,000	[e]	1,722,967
Flagship Credit Auto Trust,
Ser. 2015-2, Cl. A	1.98	10/15/20	55,679	[e]	55,658
FordCreditAutoOwnerTrust,
Ser. 2018-A, Cl. A3	3.03	11/15/22	6,850,000		6,852,856
Ford Motor Credit,
Sr. Unscd. Notes	2.55	10/5/18	1,700,000		1,700,006
GAHR Commercia l Mortgage Trust,
Ser. 2015-NRF, Cl. EFX	3.49	12/15/19	3,620,000	[e]	3,584,965
General Electric,
Jr. Sub. Debs., Ser.D	5.00	12/29/49	32,760,000		31,977,855
General Motors Financial,
Gtd. Notes	2.35	10/4/19	9,650,000	[c]	9,590,037

	Coupon	Maturity	Principal
Description	Rate(%)	Date	Amount($)[a]		Value($)
Bonds and Notes - 98.3% (continued)
United States - 33.9% (continued)
General Motors Financial,
Gtd. Notes	3.10	1/15/19	4,475,000		4,478,832
Genesis Energy,
Gtd.Notes	6.50	10/1/25	2,185,000		2,144,031
Glencore Funding,
Gtd.Notes	3.00	10/27/22	4,000,000	[e]	3,840,376
GM Financial Automobile Leasing Trust,
Ser. 2018-2,Cl. C	3.50	4/20/22	5,710,000		5,697,415
GM Financial Automobile Leasing Trust,
Ser. 2018-3,Cl. B	3.48	7/20/22	7,860,000		7,868,721
GM Financial Automobile Leasing Trust,
Ser. 2018-3,Cl. C	3.70	7/20/22	7,960,000		7,968,877
GoldmanSachsGroup,
Sr. Unscd. Notes	3.50	11/16/26	10,380,000		9,855,719
Goldman Sachs Group,
Sr. Unscd. Notes	3.69	6/5/28	4,200,000		3,999,741
Goldman Sachs Group,
Sr. Unscd. Notes	3.81	4/23/29	4,200,000		4,008,536
Goldman Sachs Group,
Sub. Notes	4.25	10/21/25	6,710,000		6,651,693
GS Mortgage Securities Trust,
Ser. 2016-GS2, Cl. A2	2.64	5/10/49	4,200,000		4,120,943
Hertz FleetLease Funding,
Ser. 2018-1,Cl. A2	3.23	5/10/32	8,800,000	[e]	8,796,188
Hyatt Hotel Portfolio Trust,
Ser. 2017-HYT2, Cl. B	3.12	8/9/20	12,831,000	[e]	12,838,658
Hyunda iAuto Receivables Trust,
Ser. 2015-A, Cl .C	1.98	7/15/20	1,320,000		1,315,521
InTown Hotel Portfolio Trust,
Ser.2018-STAY, Cl. A	2.86	1/15/33	3,750,000	[e]	3,751,476
In Town Hotel Portfolio Trust,
Ser. 2018-STAY, Cl. B	3.21	1/15/33	2,750,000	[e]	2,751,954
InvitationHomesTrust,
Ser. 2018-SFR3, Cl. A,1Month LIBOR +
1.00%	3.16	7/17/37	6,993,501	[b,e]	7,049,200
JP Morgan Chase Commercial Mortgage
Securities Trust,
Ser. 2006-LDP9, Cl.AM	5.37	5/15/47	1,796,259		1,803,407
JP Morgan Chase Commercial Mortgage
Securities Trust,
Ser. 2007-LDPX, Cl .AM	5.46	1/15/49	1,355,306		1,359,453
JP Morgan Chase Commercial Mortgage
Securities Trust,
Ser. 2013-C16, Cl. A3	3.88	12/1/46	4,000,000		4,069,425
JP Morgan Chase & Co.,
Sr. Unscd.Notes	3.30	4/1/26	9,610,000		9,218,741
Keurig Dr Pepper,
Gtd. Notes	4.06	5/25/23	2,500,000	[e]	2,505,707

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate(%)		Date	Amount($)[a]		Value($)
Bonds and Notes - 98.3% (continued)
United States - 33.9% (continued)
Key Corp Student LoanTrust,
Ser. 1999-B,Cl. CTFS, 3 Month LIBOR +
.90%		3.23	11/25/36	8,390	[b]	8,402
KinderMorgan,
Gtd.Notes		4.30	6/1/25	1,950,000		1,968,272
Kinder Morgan,
Gtd. Notes		5.55	6/1/45	2,891,000		3,062,258
Kraft Heinz Foods,
Gtd.Notes	EUR	2.00	6/30/23	5,300,000		6,457,397
Kraft Heinz Foods,
Gtd.Notes	EUR	2.25	5/25/28	20,325,000		23,805,841
Kubota Credit Owner Trust,
Ser. 2016-1A, Cl.A 3		1.50	7/15/20	3,688,767	[e]	3,658,701
Kubota Credit Owner Trust,
Ser. 2018-1A,Cl. A4		3.21	1/15/25	17,600,000	[e]	17,526,964
Metropolitan Life Global Funding I,
Sr. Scd. Notes		3.00	9/19/27	5,475,000	[e]	5,118,021
Morgan Stanley,
Sr. Unscd. Notes		4.00	7/23/25	3,450,000		3,439,937
Occidental Petroleum,
Sr. Unscd. Bonds		3.00	2/15/27	6,675,000		6,345,630
One Main Financial Issuance Trust,
Ser. 2015-1A, Cl. A		3.19	3/18/26	1,929,999	[e]	1,934,851
One Main Financial Issuance Trust,
Ser. 2015-1A, Cl. B		3.85	3/18/26	3,250,000	[e]	3,271,091
One Main Financial Issuance Trust,
Ser. 2015-2A, Cl. A		2.57	7/18/25	64,993	[e]	65,066
Oracle,
Sr. Unscd. Notes		4.00	7/15/46	11,100,000		10,586,795
OSCARUS Funding Trust V,
Ser. 2016-2A, Cl. A3		2.73	12/15/20	8,200,000	[e]	8,190,841
Prime Security Services Borrower,
Scd. Notes		9.25	5/15/23	1,221,000	[e]	1,308,912
Prosper Marketplace Issuance Trust,
Ser. 2018-2A, Cl. A		3.35	10/15/24	8,800,000	[e]	8,800,608
Prosper Marketplace Issuance Trust,
Ser. 2017-1A, Cl. A		2.56	6/15/23	367,711	[e]	367,654
Prosper Marketplace Issuance Trust,
Ser. 2017-3A, Cl. A		2.36	11/15/23	4,950,021	[e]	4,937,741
Prudential Financial,
Jr. Sub. Notes		4.50	9/15/47	12,100,000	[c]	11,192,500
Prudential Financial,
Sr. Unscd. Notes		4.50	11/15/20	4,000,000		4,101,559
Prudential Financial,
Sr. Unscd. Notes		5.38	6/21/20	2,200,000		2,279,375
Reynolds Group Issuer,
Gtd. Notes		7.00	7/15/24	1,610,000	[e]	1,641,194

	Coupon	Maturity	Principal
Description	Rate(%)	Date	Amount($)[a]		Value($)
Bonds and Notes - 98.3% (continued)
United States - 33.9% (continued)
Santander DriveAuto Receivables Trust,
Ser. 2015-5, Cl. D	3.65	12/15/21	886,000		889,654
Santander Drive Auto ReceivablesT rust,
Ser. 2016-3, Cl. D	2.80	8/15/22	3,300,000		3,264,644
SantanderDrive Auto Receivables Trust,
Ser. 2018-1, Cl. C	2.96	3/15/24	8,500,000		8,400,772
Santander Drive Auto Receivables Trust,
Ser. 2018-2, Cl. C	3.35	7/17/23	5,000,000		4,975,636
SantanderDriveAutoReceivablesTrust,
Ser. 2018-3, Cl. C	3.51	8/15/23	8,425,000		8,406,846
Santander Retail Auto Lease Trust,
Ser. 2017-A, Cl. A4	2.37	1/20/22	5,975,000	[e]	5,898,110
SASOL Financing USA,
Gtd. Notes	5.88	3/27/24	12,400,000		12,646,118
SoFiConsumer Loan Program Trust,
Ser. 2016-3, Cl. A	3.05	12/26/25	365,019	[e]	363,540
Southern,
Sr. Unscd. Notes	3.25	7/1/26	9,275,000		8,661,120
Springleaf Funding Trust,
Ser. 2015-AA, Cl. A	3.16	11/15/24	3,876,123	[e]	3,876,644
Springleaf Funding Trust,
Ser. 2016-AA, Cl. A	2.90	11/15/29	12,150,000	[e]	12,119,681
Sprint Communications,
Sr. Unscd. Notes	7.00	8/15/20	1,455,000		1,527,139
Sprint Spectrum,
Sr. Scd. Notes	4.74	3/20/25	8,375,000	[e]	8,392,169
Starwood Waypoint Homes Trust,
Ser.2017-1, Cl.A, 1 Month LIBOR +
.95%	3.11	1/17/35	18,534,725	[b,e]	18,553,019
Sunoco Logistics Partners Operations,
Gtd.Notes	4.00	10/1/27	5,550,000		5,276,560
Sunoco Logistics Partners Operations,
Gtd. Notes	5.40	10/1/47	1,900,000		1,883,414
Targa Resources Partners,
Gtd. Bonds	5.13	2/1/25	1,705,000		1,722,050
T-Mobile USA,
Gtd. Notes	6.00	3/1/23	2,900,000		2,996,425
Tricon American Homes,
Ser.2016-SFR1,Cl. A	2.59	11/17/33	13,133,538	[e]	12,671,993
Tricon American Homes,
Ser.2017-SFR2,Cl.A	2.93	1/17/36	8,300,000	[e]	7,950,697
U.S. Treasury Bonds	3.13	5/15/48	26,620,000	[c]	26,258,134
U.S. Treasury Inflation Protected
Securities,
Bonds	0.88	2/15/47	32,545,453	[d]	31,171,594
U.S. Treasury Notes	2.50	3/31/23	137,000,000		134,490,118
U.S. Treasury Notes	2.75	7/31/23	30,000,000		29,740,430

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate(%)		Date	Amount($)[a]		Value($)
Bonds and Notes - 98.3% (continued)
United States - 33.9% (continued)
U.S.TreasuryNotes		2.75	2/15/28	6,000,000		5,852,578
UBS Commercial Mortgage Trust,
Ser. 2017-C1, Cl.A 4		3.54	11/15/50	7,326,000		7,149,654
United Technologies,
Sr. Unscd. Bonds	EUR	2.15	5/18/30	2,775,000		3,269,917
Visa,
Sr. Unscd. Notes		2.20	12/14/20	9,250,000		9,092,429
Wells Fargo & Co.,
Sr. Unscd. Notes		3.00	4/22/26	6,125,000		5,702,555
Wells Fargo & Co.,
Sub. Notes		4.30	7/22/27	1,675,000		1,670,787
Western Gas Partners,
Sr. Unscd. Notes		4.50	3/1/28	2,450,000		2,353,344
Western Gas Partners,
Sr. Unscd. Notes		5.30	3/1/48	4,850,000		4,454,384
Westlake Automobile Receivables Trust,
Ser. 2018-2A, Cl. B		3.20	1/16/24	4,300,000	[e]	4,295,588
Westlake Automobile Receivables Trust,
Ser. 2018-2A, Cl. C		3.50	1/16/24	8,575,000	[e]	8,568,212
Westlake Automobile Receivables Trust,
Ser.2018-1A, Cl. C		2.92	5/15/23	5,150,000	[e]	5,105,358
Zayo Group,
Gtd. Notes		5.75	1/15/27	1,470,000	[e]	1,476,615
						1,171,913,664
Uruguay - .4%
Uruguayan Government,
Sr. Unscd. Bonds	UYU	8.50	3/15/28	265,300,000	[e]	6,985,901
Uruguayan Government,
Sr. Unscd. Notes	UYU	9.88	6/20/22	194,145,000	[e]	5,809,034
						12,794,935
Total Bonds and Notes
(cost $3,507,614,649)						3,399,851,829
Description/Number of	Exercise		Expiration	Notional
Contracts/Counterparty		Price	Date	Amount		Value($)
Options Purchased - .1%
Call Options - .0%
10-Year U.S. Treasury Notes,
Contracts 1,749 J.P. Morgan Securities		119.00	10/26/18	174,900,000		546,562
Australian Dollar,
Contracts 49,000,000 Barclays Capital		0.72	12/12/18	49,000,000		646,665
British Pound,
Contracts 12,950,000 Citigroup		1.35	12/5/18	12,950,000		76,131
						1,269,358
Put Options - .1%
Chilean Peso,
Contracts 8,800,000 Citigroup		655.00	12/21/18	8,800,000		186,251

Description /Number of	Exercise		Expiration	Notional
Contracts/Counterparty	Price		Date	Amount[a]		Value($)
Options Purchased - .1% (continued)
Put Options - .1% (continued)
IndianRupee,
Contracts 17,500,000 Barclays Capital	71.70		12/13/18	17,500,000		76,048
Japanese Yen,
Contracts 70,300,000 Barclays Capital	110.25		11/13/18	70,300,000		150,289
Norwegian Krone Cross Currency,
Contracts 15,000,000 Citigroup	EUR	9.40	10/26/18	15,000,000		65,997
Polish Zloty,
Contracts 35,540,000 J.P. Morgan
Securities	3.71		10/15/18	35,540,000		426,631
South African Rand,
Contracts 17,300,000 Citigroup	12.49		12/6/18	17,300,000		9,529
Swedish Krona,
Contracts 35,000,000 Barclays Capital	8.73		12/20/18	35,000,000		433,648
TurkishLira,
Contracts 34,600,000 Goldman Sachs	4.50		11/30/18	34,600,000		506
						1,348,899
Total Options Purchased
(cost $5,456,291)						2,618,257

Short-Term Investments - 1.0%
Foreign Government Securities
Nigerian Treasury Bills,
Ser. 364D	NGN	10.62	10/18/18	713,000,000	[h]	1,953,422
U. S. Government Securities
U.S. Treasury Bills	2.14		1/3/19	34,780,000	[h,i]	34,583,387
Total Short-Term Investments
(cost $36,554,835)						36,536,809
	7-Day
Description	Yield(%)			Shares		Value($)
Investment Companies - .7%
Registered Investment Companies - .7%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $23,840,547)	2.01			23,840,547	[j]	23,840,547

Investment of Cash Collateral for Securities Loaned - 1.6%
Registered Investment Companies - 1.6%
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $54,390,252)	1.97			54,390,252	[j]	54,390,252

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $3,627,856,574)	101.7%	3,517,237,694
Liabilities, Less Cash and Receivables	(1.7%)	(57,600,128)
Net Assets	100.0%	3,459,637,566

BADLAR—Buenos Aires Interbank Offer Rate
EURIBOR—Euro Interbank Offered Rate
LIBOR—London Interbank Offered Rate
ARS—Argentine Peso
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CLP—Chilean Peso
EUR—Euro
GBP—British Pound
ILS—Israeli Shekel
JPY—Japanese Yen
MXN—Mexican Peso
NGN—Nigerian Naira
NOK—Norwegian Krone
NZD—New Zealand Dollar
RUB—Russian Ruble
THB—Thai Baht
UYU—Uruguayan Peso

[a]	Amount stated in U.S. Dollars unless otherwise noted above.
[b]	Variable rate security—rate shown is the interest rate in effect at period end.
[c]

Security, or portion thereof, on loan. At September 30, 2018, the value of the fund’s securities on loan was $57,841,876 and the value of the collateral held by the fund was $60,775,805, consisting of cash collateral of $54,390,252 and U.S. Government & Agency securities valued at $6,385,553.

[d]	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
[e]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, these securities were valued at $777,793,994 or 22.48% of net assets.

[f]	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
[g]

The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

[h]	Security is a discount security. Income is recognized through the accretion of discount.
[i]	Held by a counterparty for open exchange traded derivative contracts.
[j]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus/Standish Global Fixed Income Fund
September 30, 2018 (Unaudited)

The following is a summary of the inputs used as of September 30, 2018 in valuing the fund’s investments:

			Level3-
	Level1-	Level2-Other	Significant
	Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
InvestmentsinSecurities:
Asset-Backed	-	520,593,534	-	520,593,534
Commercial
Mortgage-Backed	-	79,008,903	-	79,008,903
Corporate Bonds	-	809,891,203	-	809,891,203
Foreign Government	-	1,764,798,757	-	7,764,798,757
Registered Investment
Companies	78,230,799	-	-	78,230,799
U.S. Treasury	-	262,096,241	-	262,096,241
Other Financial Instruments:
Futures†	3,902,754	-	-	3,902,754
Forward Foreign Currency
Exchange Contracts†	-	18,457,764	-	18,457,764
Options Purchased	546,562	2,071,695	-	2,618,257
Swaps†	-	2,180,678	-	2,180,678
Liabilities ($)
Other Financial Instruments:
Futures†	(1,185,803)	-	-	(1,185,803)
ForwardForeignCurrency
Exchange Contracts†	-	(6,968,830)	-	(6,968,830)
Option Written	-	(215,067)	-	(215,067)
Swaps†	-	(3,103,148)	-	(3,103,148)

†	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FINANCIAL FUTURES
Dreyfus/Standish Global Fixed Income Fund
September 30, 2018 (Unaudited)

						Unrealized
	Number of		Notional			Appreciation
Description	Contracts	Expiration	Value ($)		Value($)	(Depreciation) ($)
Futures Long
Australian 3 Year Bond	3,727	12/18	299,400,004	[a]	299,758,467	358,463
Canadian 10 Year Bond	(1,535)	12/18	(159,740,522)	[a]	(157,605,930)	2,134,592
Euro 30 Year Bond	184	12/18	37,309,222	[a]	37,240,539	(68,683)
Euro BTP Italian
Government Bond	175	12/18	24,668,690	[a]	25,162,276	493,586
Euro-Bobl	(970)	12/18	(146,891,846)	[a]	(147,196,758)	(304,912)
Euro-Bond	(327)	12/18	(60,442,693)[a]		(60,286,743)	155,950
Japanese 10Year Bond	41	12/18	54,221,756	[a]	54,160,271	(61,485)
LongGilt	(95)	12/18	(15,148,419)[a]		(14,975,154)	173,265
Long Term French
Government Future	204	12/18	35,964,117	[a]	35,776,827	(187,290)
U.S.Treasury10Year
Notes	159	12/18	19,144,427		18,886,219	(258,208)
U.S.Treasury5Year
Notes	1,152	12/18	129,632,758		129,572,997	(59,761)
U.S. Treasury Long Bond	27	12/18	3,916,740		3,793,500	(123,240)
U.S. Treasury Ultra Long
Bond	51	12/18	7,990,568		7,868,344	(122,224)
Ultra 10 Year U.S.
Treasury Notes	(239)	12/18	(30,666,327)		(30,114,000)	552,327
Futures Short
Euro-Schatz	12	12/18	1,558,838	[a]	1,557,316	1,522
U.S. Treasury 2 Year
Notes	53	12/18	11,201,971		11,168,922	33,049
Gross Unrealized Appreciation						3,902,754
Gross Unrealized Depreciation						(1,185,803)

[a] Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.
See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
Dreyfus/Standish Global Fixed Income Fund
September 30, 2018 (Unaudited)

		Expiration	Notional
Description/Contracts/Broker	Exercise Price	Date	Amount [a]		Value($)
Call Options:
Chilean Peso,
Contracts 8,800,000, Citigroup	690	12/21/18	8,800,000		(72,730)
Norwegian Krone Cross Currency,
Contracts 15,000,000, Citigroup	9.8	10/26/18	15,000,000	EUR	(5,696)
10-Year U.S. Treasury Notes
Contracts 1,749, J.P. Morgan
Securities	120	10/26/18	174,900,000		(136,641)
Total Options Written
(premiums received $363,531)					(215,067)

[a]	Notional amount stated in U.S. Dollars unless otherwise indicated.

EUR—Euro
See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus/Standish Global Fixed Income Fund
September 30, 2018 (Unaudited)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Barclays Capital
United States
Dollar	18,295,139	PhilippinePeso	989,950,000	12/7/18	63,596
United States
Dollar	32,734,934	TaiwanDollar	998,350,000	12/7/18	(121,847)
Indonesian		United States
Rupiah	182,848,205,000	Dollar	11,768,187	12/7/18	394,206
United States
Dollar	562,901,387	Japanese Yen	63,057,508,000	10/31/18	6,552,191
United States
Dollar	5,938,950	Malaysian Ringgit	24,610,000	12/7/18	(7)
		United States
SwedishKrona	398,255,000	Dollar	44,947,613	10/31/18	(12,645)
United States
Dollar	29,045,397	Mexican Peso	574,030,000	12/7/18	(1,292,611)
United States		SouthKorean
Dollar	35,183,700	Won	39,136,035,000	12/7/18	(156,609)
United States
Dollar	3,759,409	Euro	3,190,000	10/31/18	45,821
United States		Peruvian Nuevo
Dollar	17,499,555	Sol	58,000,000	11/27/18	(14,638)
United States
Dollar	29,442,221	Russian Ruble	2,052,270,000	12/7/18	(1,656,301)
Citigroup
		United States
Brazilian Real	141,765,000	Dollar	34,729,299	10/2/18	361,730
United States
Dollar	34,541,024	Brazilian Real	141,765,000	12/4/18	(371,734)
		United States
Brazilian Real	45,700,000	Dollar	11,413,871	10/2/18	(101,770)
		United States
Colombian Peso	18,637,200,000	Dollar	6,012,969	12/7/18	269,212
		United States
Taiwan Dollar	536,300,000	Dollar	17,612,768	12/7/18	37,446
United States
Dollar	153,928,240	CanadianDollar	199,060,000	10/31/18	(297,031)
		United States
Czech Koruna	288,600,000	Dollar	13,059,267	12/7/18	(9,094)
United States
Dollar	44,735,158	Euro	38,300,000	10/31/18	148,817
		United States
Euro	38,300,315	Dollar	44,630,974	10/1/18	(151,891)
United States
Dollar	48,637,885	Brazilian Real	187,465,000	10/2/18	2,234,755

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Goldman Sachs
United States
Dollar	11,413,871	Brazilian Real	45,700,000	10/2/18	101,770
United States
Dollar	41,471,854	Australian Dollar	57,110,000	10/31/18	179,924
		United States
Brazilian Real	45,700,000	Dollar	12,080,359	10/2/18	(768,258)
		United States
Euro	1,950,000	Dollar	2,297,890	10/31/18	(27,828)
United States
Dollar	95,935,428	Euro	81,375,000	10/31/18	1,204,005
HSBC
United States
Dollar	3,066,831	Romanian Leu	12,240,000	12/7/18	18,025
United States		NewZealand
Dollar	140,068,019	Dollar	212,115,000	10/31/18	(560,325)
United States
Dollar	166,442	Australian Dollar	229,956	10/1/18	217
United States
Dollar	109,721,227	BritishPound	83,390,000	10/31/18	867,166
		United States
Czech Koruna	706,200,000	Dollar	31,940,732	12/7/18	(7,149)
J.P. Morgan Securities
United States
Dollar	440,731,251	Euro	374,625,000	10/31/18	4,617,463
United States
Dollar	11,720,689	Hungarian Forint	3,305,000,000	12/7/18	(212,180)
United States
Dollar	14,401,902	Romanian Leu	57,550,000	12/7/18	67,032
United States
Dollar	14,127,343	Chilean Peso	9,764,820,000	12/7/18	(730,670)
		United States
Singapore Dollar	16,300,000	Dollar	11,867,233	12/7/18	74,369
United States
Dollar	34,033,561	Hong Kong Dollar	265,100,000	4/10/19	77,636
		United States
Taiwan Dollar	462,050,000	Dollar	15,102,140	12/7/18	104,426
Merrill Lynch, Pierce, Fenner & Smith
		United States
Euro	3,887,312	Dollar	4,513,208	10/2/18	1,577
United States
Dollar	7,461,738	ThaiBaht	244,260,000	12/7/18	(107,979)
United States
Dollar	4,526,528	Euro	3,890,000	10/31/18	(1,954)
		United States
Mexican Peso	1,612,682,923	Dollar	85,738,594	10/2/18	383,104
United States
Dollar	84,866,282	Mexican Peso	1,612,680,000	12/7/18	(365,324)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(Unaudited) (continued)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Mitsubishiu FJ Securities Inc
		United States
Japanese Yen	3,690,000	Dollar	32,495	10/1/18	(11)
NOT FOUND
United States
Dollar	106,882	Canadian Dollar	138,150	10/1/18	(83)
		United States
Euro	630,377	Dollar	732,939	10/1/18	(867)
		United States
BritishPound	15,200	Dollar	19,838	10/1/18	(24)
UBS Securities
United States
Dollar	52,234,400	Euro	44,310,000	10/31/18	651,612
United States
Dollar	2,965,110	Malaysian Ringgit	12,280,000	12/7/18	1,664
Gross Unrealized Appreciation					18,457,764
Gross Unrealized Depreciation					(6,968,830)

See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS
Dreyfus/Standish Global Fixed Income Fund
September 30, 2018 (Unaudited)

Centrally Cleared Interest Rate Swaps
Notional	Currency/	(Pay) Receive
Amount†	FloatingRate	Fixed Rate (%)	Expiration	Unrealized ($)
	NZDat Maturity
	DateLCH-IRSNZD
74,370,000	3.21-BAML	Goldman Sachs	3/20/2028	(1,466,545)
	NZDatmaturity
	DateLCH-IRSNZD
55,780,000	3.21-BAML	Goldman Sachs	3/19/2028	(1,100,614)
	GBPat Maturity	Merril Lynch,
	DateLCH-IRSGBP	Pierce, Fenner&
111,000,000	1.075-BAML	Smith	12/12/2022	1,810,428
Gross Unrealized
Appreciation				2,180,678
Gross Unrealized
Depreciation				(3,103,148)

GBP—British Pound
NZD—New Zealand Dollar
† Clearing House-Chicago Mercantile Exchange or LCH (Clearing)
See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”)are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash,

NOTES

which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at September 30, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

NOTES

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another

NOTES

nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Interest rate swaps open at September 30, 2018 are set forth in the Statement of Swap Agreements.

At September 30, 2018, accumulated net unrealized depreciation on investments was $110,618,880, consisting of $21,621,549 gross unrealized appreciation and $132,240,429 gross unrealized depreciation.

NOTES

At September 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    November 16, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)